Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,711,600.00
Total Fee Amount	1,755.47
Total Offset Amount	0.00
Net Fee	$ 1,755.47
Offering Table N/A
Offset Table N/A	N/A